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                               MFS SERIES TRUST II
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                    April 29, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust II (the "Trust") (File No. 33-7637) on behalf of MFS Emerging Growth Fund (a Series of MFS Series Trust II)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Rule 14a-6(j) under the Securities Exchange Act of 1934, as amended, please accept this letter as certification that the Proxy Statement and Prospectus and Statement of Additional Information for the New USA Mutual Funds, Inc. and the Trust do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-14. This Amendment was filed electronically on April 25, 1997.

         Please  call the  undersigned  or Karen  M.  Ray at (617)  954-5000  or
(800) 343-2829 with any questions you may have.

                                    Very truly yours,


                                    JAMES F. DESMARAIS
                                    James F. DesMarais
                                    Assistant Secretary Pro Tempore

JRB/bjn